Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures	12 Months Ended
Dec. 31, 2021
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures - Consolidated subsidiary companies
Exhibit 1 - Consolidated subsidiaries, associates, and joint ventures

Exhibit 1 – Consolidated subsidiaries, associates, and joint ventures

		Ownership			Geographic		Profit
	Functional	interest		Country/	area of		(loss) of	Total	Total
Company	currency	Ecopetrol	Activity	Domicile	operations	Equity	the year	assets	liabilities
Subsidiaries
Refinería de Cartagena S.A.S.	US Dollar	100%	Refining of hydrocarbons, commercialization and distribution of products	Colombia	Colombia	17,933,857	(1,238,939)	33,094,487	15,160,630
Cenit transporte y logística de hidrocarburos S.A.S.	Colombian Peso	100%	Storage and transport by pipelines of hydrocarbons	Colombia	Colombia	16,408,773	4,784,348	18,586,004	2,177,231
Ecopetrol Global Energy S.L.U.	US Dollar	100%	Investment Vehicle	Spain	Spain	12,083,224	240,792	12,083,538	314
Oleoducto Central S.A.S - Ocensa	US Dollar	72,65%	Transportation by crude oil pipelines	Colombia	Colombia	3,177,600	2,353,602	7,071,850	3,894,250
Hocol Petroleum Limited.	US Dollar	100%	Investment Vehicle	Bermuda	Bermuda	3,761,673	453,876	3,791,829	30,156
Ecopetrol América LLC.	US Dollar	100%	Exploration and exploitation of hydrocarbons	United States	United States	2,962,647	258,622	3,461,610	498,963
Hocol S.A.	US Dollar	100%	Exploration and exploitation of hydrocarbons	Cayman Islands	Colombia	3,258,783	483,792	4,931,264	1,672,481
Esenttia S.A.	US Dollar	100%	Production and commercialization of polypropylene resin	Colombia	Colombia	2,322,456	287,425	3,296,001	973,545
Ecopetrol Capital AG	US Dollar	100%	Collection of surpluses from, and providing funds to, companies of Ecopetrol Business Group	Switzerland	Switzerland	2,404,032	218,723	9,007,535	6,603,503
Oleoducto Bicentenario de Colombia S.A.S.	Colombian Peso	100%	Transportation by crude oil pipelines	Colombia	Colombia	1,426,391	731,832	2,759,984	1,333,593
Oleoducto de Colombia S. A. – ODC	Colombian Peso	73%	Transportation by crude oil pipelines	Colombia	Colombia	432,870	375,475	669,876	237,006
Black Gold Re Ltd.	US Dollar	100%	Reinsurer for companies of Ecopetrol Business Group	Bermuda	Bermuda	987,442	15,284	1,267,465	280,023
Andean Chemicals Ltd.	US Dollar	100%	Investment Vehicle	Bermuda	Bermuda	1,605,929	152,357	1,606,253	324
Oleoducto de los Llanos Orientales S. A. - ODL	Colombian Peso	65%	Transportation by crude oil pipelines	Panama	Colombia	991,866	406,590	1,434,010	442,144
Interconexión Eléctrica S.A. E.S.P (1)	Colombian Peso	51,41%	Public transmission service of electric power, the development of infrastructure projects and their commercial exploitation and the development of information technology systems, activities and services and telecommunications.	Colombia	Latin-America	22,132,996	509,125	61,698,188	39,565,192

		Ownership			Geographic		Profit
	Functional	interest		Country/	area of		(loss) of	Total	Total
Company	currency	Ecopetrol	Activity	Domicile	operations	Equity	the year	assets	liabilities
Inversiones de Gases de Colombia S.A. Invercolsa S.A.	Colombian Peso	51.88%	Holding with investments in natural gas and LPG transportation and distribution companies in Colombia	Colombia	Colombia	656,135	276,422	659,053	2,918
Alcanos de Colombia S.A. E.S.P. (2)	Colombian Peso	29.61%	Residential public fuel gas service, construction and operation of gas pipelines, distribution networks, regulation, measurement, and compression stations.	Colombia	Colombia	370,507	107,960	773,501	402,994
Metrogas de Colombia S.A E.S.P. (2)	Colombian Peso	33.49%	Public service of commercialization and distribution of fuel gas; the exploration, exploitation, storage, use, transportation, refining, purchase, sale and distribution of hydrocarbons and their derivatives.	Colombia	Colombia	65,787	17,620	121,984	56,197
Gases del Oriente S.A. E.S.P. (2)	Colombian Peso	48.50%	Home public service of distribution of fuel gas and the development of all complementary activities to the supplying of said service.	Colombia	Colombia	122,172	57,780	194,729	72,557
Promotora de Gases del Sur S.A. E.S.P. (2)	Colombian Peso	31.44%	Promote the linking of national or foreign capital, public or private, to achieve the gas massification project.	Colombia	Colombia	58,638	22,846	82,268	23,630
Combustibles Líquidos de Colombia S.A E.S.P. (2)	Colombian Peso	41.61%	Wholesale marketing of fuel gas, the supplying of the residential public service of LPG distribution and the development of complementary activities to supply the service.	Colombia	Colombia	58,964	3,876	75,171	16,207
Gasoducto de Oriente S.A (2)	Colombian Peso	31.61%	Design and construction of hydrocarbon production and treatment plants, construction of hydrocarbon transmission lines.	Colombia	Colombia	556	(29)	584	28

		Ownership			Geographic		Profit
	Functional	interest		Country/	area of		(loss) of	Total	Total
Company	currency	Ecopetrol	Activity	Domicile	operations	Equity	the year	assets	liabilities
Ecopetrol USA Inc.	US Dollar	100%	Exploration and exploitation of hydrocarbons	United States	United States	10,195,017	581,820	10,202,943	7,926
Ecopetrol Permian LLC.	US Dollar	100%	Exploration and exploitation of hydrocarbons	United States	United States	5,355,562	373,104	5,932,250	576,688
Ecopetrol Oleo é Gas do Brazil Ltda.	Real	100%	Exploration and exploitation of hydrocarbons	Brazil	Brazil	1,774,650	(212,853)	1,861,482	86,832
Esenttia Masterbatch Ltda.	Colombian Peso	100%	Manufacture of polypropylene compounds and masterbatches	Colombia	Colombia	430,162	274,562	564,140	133,978
Ecopetrol del Perú S. A.	US Dollar	100%	Exploration and exploitation of hydrocarbons	Peru	Peru	61,103	(341)	63,492	2,389
ECP Hidrocarburos de México S.A. de C.V.	US Dollar	100%	Offshore exploration	Mexico	Mexico	52,454	(126,458)	57,096	4,642
Ecopetrol Costa Afuera S.A.S.	Colombian Peso	100%	Offshore exploration	Colombia	Colombia	13,447	90	16,952	3,505
Esenttia Resinas del Peru SAC	US Dollar	100%	Commercialization polypropylene resins and masterbatches	Peru	Peru	12,240	4,555	67,144	54,904
Topili Servicios Administrativos S de RL De CV.	Mexican Peso	100%	Specialized management services	Mexico	Mexico	46	(31)	48	2
Kalixpan Servicios Técnicos S de RL De CV.	Mexican Peso	100%	Specialized services related to oil and gas industry	Mexico	Mexico	53	(28)	55	2
Ecopetrol Singapore PTE. LTD	Singapore dollar	100%	Holding company with investment in an international trading company for crude oil and refined products	Singapore	Asia	258	(48)	261	3
Ecopetrol Trading Asia PTE. LTD	Singapore dollar	100%	International trading of crude oil and refined products	Singapore	Asia	251	(46)	31,051	30,800

		Ownership			Geographic
Company	Functional	interest		Country/	area of		Profit (loss) of		Total
Associates	currency	Ecopetrol	Activity	Domicile	operations	Equity	the year	Total assets	liabilities
Serviport S.A. (3)	Colombian Peso	49%	Services for the support of loading and unloading of oil ships, supply of equipment, technical inspections, and load measurements	Colombia	Colombia	19,181	2,079	43,731	24,550
Sociedad Portuaria Olefinas y Derivados S.A. (4)	Colombian Peso	50%	Construction, use, maintenance and administration of port facilities, ports, private docks.	Colombia	Colombia	4,372	(734)	6,996	2,624
Joint Ventures
Equion Energía Limited	US Dollar	51%	Exploration and exploitation of hydrocarbons	United Kingdom	Colombia	2,960,397	52,934	3,057,870	97,473
Ecodiesel Colombia S.A. (4)	Colombian Peso	50%	Production, trading and distribution of biofuels and oleochemicals	Colombia	Colombia	128,037	51,656	232,253	104,216

		Ownership			Geographic				Profit
		interest		Country/	area of				(loss) of
Company	Functional currency	Ecopetrol	Activity	Domicile	operations	Assets	Liabilities	Equity	the year
Subsidiaries, associates, and joint ventures Interconexión Eléctrica S.A. ESP
Consorcio Transmantaro	US Dollar	60%	Electric power	Peru	Peru	7,250,457	5,578,049	1,672,408	234,866
Interligação Eléctrica Evrecy	Brazilian real	35.82%	Electric power	Brazil	Brazil	79,166	9,677	69,489	(8,716)
Fundo de Investimento Assis	Brazilian real	35.73%	Autonomous Fund – Special Purpose Entity	Brazil	Brazil	27,170	2	27,168	3,669
Fundo de Investimento Barra Bonita Renda Fixa Referenciado	Brazilian real	35.77%	Autonomous Fund – Special Purpose Entity	Brazil	Brazil	78,920	4	78,916	1,637
Fundo de Investimento Referenciado di Bandeirantes	Brazilian real	13.10%	Autonomous Fund – Special Purpose Entity	Brazil	Brazil	158,035	13	158,022	8,553
Fundo de Investimento Xavantes Referenciado di	Brazilian real	15.69%	Autonomous Fund – Special Purpose Entity	Brazil	Brazil	321,759	23	321,736	16,238
Interconexiones Viales	Chilean peso	65%	Roads concessions	Chile	Chile	6,752	1,078	5,674	(3,396)
Interligação Elétrica Aguapeí	Brazilian real	35.82%	Electric power	Brazil	Brazil	482,218	80,582	401,636	77,267
Interligação Elétrica Biguaçu	Brazilian real	35.82%	Electric power	Brazil	Brazil	250,337	19,312	231,025	(2,723)
Interligação Elétrica De Minas Gerais	Brazilian real	35.82%	Electric power	Brazil	Brazil	113,493	7,885	105,608	6,597
Interligação Elétrica Itapura	Brazilian real	35.82%	Electric power	Brazil	Brazil	147,721	16,394	131,327	7,094
Interligação Elétrica Itaquerê	Brazilian real	35.82%	Electric power	Brazil	Brazil	449,766	94,399	355,367	68,803
Interligação Elétrica Itaúnes	Brazilian real	35.82%	Electric power	Brazil	Brazil	301,579	23,100	278,479	32,447
Interligação Elétrica Norte E Nordeste	Brazilian real	35.82%	Electric power	Brazil	Brazil	389,507	128,724	260,783	40,840
Interligação Elétrica Pinheiros	Brazilian real	35.82%	Electric power	Brazil	Brazil	526,781	73,331	453,450	89,593
Interligação Elétrica Riacho Grande	Brazilian real	35.82%	Electric power	Brazil	Brazil	41,740	(8,811)	50,551	(3,907)
Interligação Elétrica Serra Do Japi	Brazilian real	35.82%	Electric power	Brazil	Brazil	450,593	65,384	385,209	62,424
Interligação Elétrica Sul	Brazilian real	35.82%	Electric power	Brazil	Brazil	175,464	27,833	147,631	22,352
Interligação Elétrica Tibagi	Brazilian real	35.82%	Electric power	Brazil	Brazil	175,038	26,632	148,406	10,973
Internexa	Colombian peso	99.42%	Telecommunications and ICT	Colombia	Colombia	531,292	423,449	107,843	21,881
Transamerican Telecomunication S.A.	US Dollar	99.42%	Telecommunications and ICT	Argentina	Argentina	40,568	19,989	20,579	(58)
Internexa Brazil Operadora de Telecomunicações	Brazilian real	99.42%	Telecommunications and ICT	Brazil	Brazil	249,586	229,088	20,498	(10,614)
Internexa Chile	Chilean peso	98.43%	Telecommunications and ICT	Chile	Chile	78,415	56,492	21,923	4,033

		Ownership			Geographic				Profit
		interest		Country/	area of				(loss) of
Company	Functional currency	Ecopetrol	Activity	Domicile	operations	Assets	Liabilities	Equity	the year
Subsidiaries, associates, and joint ventures Interconexión Eléctrica S.A. ESP
Internexa Participações	Brazilian real	99.42%	Investment Vehicle	Brazil	Brazil	19,942	603	19,339	(10,487)
Internexa Peru	US Dollar	99.42%	Telecommunications and ICT	Peru	Peru	320,245	249,061	71,184	17,440
ISA Bolivia	US Dollar	100%	Electric power	Bolivia	Bolivia	124,619	8,634	115,985	11,019
ISA Capital Do Brazil	Brazilian real	100%	Investment Vehicle	Brazil	Brazil	3,923,685	222,115	3,701,570	734,604
ISA CTEEP	Brazilian real	35.82%	Electric power	Brazil	Brazil	19,986,151	9,713,678	10,272,473	2,096,201
ISA Interchile	US Dollar	100%	Electric power	Chile	Chile	6,769,025	5,514,461	1,254,564	(297,034)
ISA Intercolombia	Colombian peso	100%	Electric power	Colombia	Colombia	279,988	186,954	93,034	38,093
ISA Intervial Chile	Chilean peso	100%	Roads concessions	Chile	Chile	3,971,874	822,694	3,149,180	252,450
ISA Intervial Colombia	Colombian peso	100%	Roads concessions	Colombia	Colombia	566	—	566	(7)
ISA Inversiones Chile	Chilean peso	100%	Investment Vehicle	Chile	Chile	3,748,138	6,872	3,741,266	202,436
ISA Inversiones Costera Chile	Chilean peso	100%	Investment Vehicle	Chile	Chile	599,723	595,633	4,090	(31,127)
ISA Inversiones Tolten	Chilean peso	100%	Investment Vehicle	Chile	Chile	43	—	43	10
ISA Investimentos E Participações	Brazilian real	100%	Investment Vehicle	Brazil	Brazil	933,742	7,980	925,762	216,596
ISA Peru	US Dollar	99.98%	Electric power	Peru	Peru	962,823	772,002	190,821	48,791
ISA REP	US Dollar	60%	Electric power	Peru	Peru	1,949,243	1,438,949	510,294	202,971
ISA Transelca	Colombian peso	100%	Electric power	Colombia	Colombia	1,507,616	580,035	927,581	184,024
Linear Systems RE	US dollar	100%	Other business	Bermudas	Bermudas	130,264	104,551	25,713	3,710
Proyectos de Infraestructura del Perú	US Dollar	100%	Electric power	Peru	Peru	153,956	146,612	7,344	704
Ruta Costera	Colombian peso	100%	Roads concessions	Colombia	Colombia	2,680,312	2,491,025	189,287	(17,385)
Ruta de La Araucanía	Chilean peso	100%	Roads concessions	Chile	Chile	762,038	450,237	311,801	33,805
Ruta de Los Ríos	Chilean peso	75%	Roads concessions	Chile	Chile	226,203	149,717	76,486	20,336
Ruta del Bosque	Chilean peso	100%	Roads concessions	Chile	Chile	376,464	264,533	111,931	43,786
Ruta del Loa	Chilean peso	100%	Roads concessions	Chile	Chile	470,016	246,754	223,262	25,607
Ruta del Maipo	Chilean peso	100%	Roads concessions	Chile	Chile	6,695,805	4,647,650	2,048,155	214,324
Ruta del Maule	Chilean peso	100%	Roads concessions	Chile	Chile	26,822	17,337	9,485	(21,212)
Sistemas Inteligentes en Red	Colombia peso	99.77%	Other business	Colombia	Colombia	17,265	7,932	9,333	3,457
XM	Colombian peso	99.73%	Electric power	Colombia	Colombia	245,199	212,583	32,616	11,290
(1)	Corresponds to consolidated financial statements, profit is from four months of operation (September to December), assets and liabilities are presented accumulated. See note 12.
(2)	Indirect participation through Inversiones de Gases de Colombia S.A. Invercolsa S.A.
(3)	Information available as of September 30, 2021, the investment of is fully impaired.
(4)	Information available as of November 30, 2021.